Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2017
Selected Statement of Operations Data [Abstract]
Schedule of revenues classified by product lines
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Product line “A”	$14,722	$14,544	$16,567
Product line “B”	3,340	3,508	4,361
	$18,062	$18,052	$20,928

Schedule of geographical revenues classified by geographical location of the customers
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

United States	$12,995	$12,711	$11,292
United Kingdom	457	589	904
Rest of Europe	2,724	2,744	5,793
Israel	977	880	1,417
Other	909	1,128	1,522
	$18,062	$18,052	$20,928

Schedule of property and equipment - by geographical location
	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in
	thousands

Israel	$85	$119
Romania	116	378
United States	1	1
	$202	$498

Schedule of research and development expenses
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Payroll and related expenses	$2,788	$2,682	$2,148
Rent and related expenses	280	330	321
Depreciation and amortization	37	53	72
Subcontracting	165	307	202
Other	147	145	200
	$3,417	$3,517	$2,943

Schedule of selling and marketing expenses
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Payroll and related expenses	$953	$911	$949
Depreciation and amortization	5	5	4
Travel and conventions	58	71	123
Other	234	118	97
	$1,250	$1,105	$1,173

Schedule of general and administrative expenses
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Payroll and related expenses	$1,105	$1,039	$923
Depreciation and amortization	16	18	19
Insurance	42	50	55
Office expenses	58	69	68
Professional services	326	242	276
Allowance for doubtful accounts and bad debts	-	(245)	245
Other	129	220	180
	$1,676	$1,393	$1,766

Schedule of financial income (expense) - net
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$75	$49	$54
Non-dollar currency gains - net	419	69	-
Income from marketable securities	136	143	102
Realized gain from sale of available-for-sale securities		-	-
Interest on available for sale securities	42	58	59
	672	319	215
Expenses:
Non-dollar currency losses - net	(4)	(56)	(315)
Realized loss from sale of available-for-sale securities	(24)	(84)	-
Bank commissions and charges	(14)	(13)	(14)
	(42)	(153)	(329)

	$630	$166	$(114)

Schedule of earnings per ordinary share (''EPS'')
	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,292	19,234	19,183
Add - incremental shares from assumed exercise of options	267	73	100

Weighted average number of shares used in computation of diluted EPS	19,559	19,307	19,283